Marketable Securities (Tables)	6 Months Ended
Jun. 30, 2020
Marketable Securities
Schedule of marketable securities

	June 30,	December 31,
	2020	2019
(DKK million)		(full year)

Cost at the beginning of the period	7,380	5,494
Additions for the period	3,006	5,812
Disposals and maturities for the period	(4,152)	(3,926)

Cost at the end of the period	6,234	7,380

Fair value adjustment at the beginning of the period	39	79
Fair value adjustment for the period	(96)	(40)

Fair value adjustment at the end of the period	(57)	39

Net book value at the end of the period	6,177	7,419

Net book value in percentage of cost	99%	101%

Average effective duration	1.01	1.07